Asset Impairment, Exit, Implementation And Integration Costs (Pre-Tax Charges For Manufacturing Optimization Plan) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Asset Impairment, Exit, Implementation And Integration Costs [Abstract]
Asset impairment and exit costs	$ 3	$ 24	$ 97
Implementation costs		75	139
Total	$ 3	$ 99	$ 236